FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans held for sale [Abstract]
Aggregate Fair Value	$ 92,434	$ 69,800	$ 44,753
Difference	3,856	1,894	1,257
Contractual Principal	$ 88,578	$ 67,906	$ 43,496